DEBT - Schedule of Long-Term Debt Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total debt	$ 1,371,034	$ 1,374,710
Total debt	1,387,584	1,391,850
$800 million credit facility
Debt Instrument [Line Items]
Total debt	672,000	740,667
2015 Norwegian Bonds
Debt Instrument [Line Items]
Total debt	150,000	150,000
2017 Norwegian Bonds
Debt Instrument [Line Items]
Total debt	250,000	0
NR Satu Facility
Debt Instrument [Line Items]
Total debt	103,500	117,800
Eskimo SPV Debt
Debt Instrument [Line Items]
Total debt	212,084	232,931
High-Yield Bonds
Debt Instrument [Line Items]
Total debt	$ 0	$ 150,452